Capitalization - Initial Public Offering (Detail) $ / shares in Units, $ in Thousands			12 Months Ended
	Sep. 26, 2016 USD ($) $ / shares shares	Sep. 02, 2016	Dec. 31, 2016 USD ($)
Class of Stock [Line Items]
Net proceeds from the offering | $			$ 78,120
Reverse stock split ratio		0.3333
Convertible Preferred Stock Warrants
Class of Stock [Line Items]
Outstanding warrants converted during the period (in shares)	1,382,505
Class B Common Stock Warrants
Class of Stock [Line Items]
Warrants issued in conversion (in shares)	460,834
Stock issued in net exercise of warrants (in shares)	448,545
IPO
Class of Stock [Line Items]
IPO price (in dollars per share) | $ / shares	$ 18.00
Net proceeds from the offering | $	$ 78,100
Underwriting commissions and discounts | $	5,900
Offering costs reclassified from other assets to additional paid-in capital | $	$ 4,500
Class A common stock | IPO
Class of Stock [Line Items]
Number of shares issued and sold by the Company	4,666,667
Number of shares sold by selling shareholders	700,000
Class B common stock
Class of Stock [Line Items]
Stock issued in net exercise of warrants (in shares)	448,545
Number of shares issued for automatic conversion of convertible preferred stock	22,078,637
Number of common stock shares issued for each share of convertible preferred stock	0.3333